SCHEDULE OF INVENTORY ALLOWANCE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Inventory Disclosure [Abstract]
Beginning balance	$ 1,068,914	$ 381,470
Provision	900,549	681,884
Write-off	(1,165,785)
Foreign currency translation adjustments	40,774	5,560
Ending balance	$ 844,452	$ 1,068,914